Non-current assets - intangibles (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of non-current assets - intangibles

	Consolidated
	2018	2017
	A$’000	A$’000

Patents and intellectual property - at cost	2,851	2,851
Less: Accumulated amortisation	(2,851)	(2,601)

	—	250
Software – at cost	—	11
Less: Accumulated amortisation	—	(6)

	—	5
Licensing agreement - at acquired fair value (Note 33)*	16,408	16,408
Less: Accumulated amortisation	(1,829)	(745)

	14,579	15,663
	14,579	15,918

Summary of reconciliations of intangibles

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Consolidated
	Software	Patents and intellectual	GDC licensing agreement	Total
	A$’000	A$’000	A$’000	A$’000

Balance at July 1, 2016	2	820	—	822
Additions	8	—	—	8
Additions through business combinations (note 33)	—	—	16,408	16,408
Amortisation expense	(5)	(570)	(745)	(1,320)

Balance at June 30, 2017	5	250	15,663	15,918

Balance at July 1, 2017	5	250	15,663	15,918
Disposals	(3)	—	—	(3)
Amortisation expense	(2)	(250)	(1,084)	(1,336)

Balance at June 30, 2018	—	—	14,579	14,579